Net Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Net Intangible Assets and Goodwill
Net intangible assets and goodwill consist of the following at year-end:

	2017	2016
Net intangible assets (i)
Computer software cost	$72,717	$66,969
Initial franchise fees	15,572	15,039
Reacquired franchised rights	13,667	8,219
Letter of credit fees	940	940
Others	1,000	1,000
Total cost	103,896	92,167
Total accumulated amortization	(63,245)	(56,242)
Subtotal	40,651	35,925

Goodwill (ii)	2017	2016
Brazil	5,013	5,100
Chile	1,209	1,110
Argentina	350	411
Ecuador	273	273
Peru	174	167
Colombia	59	58
Subtotal	7,078	7,119
	$47,729	$43,044

(i)
Total amortization expense for fiscal years 2017, 2016 and 2015 amounted to $10,297, $8,976 and $14,332, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $16,162 for 2018, $11,402 for 2019; $4,737 for 2020; $1,635 for 2021; $1,239 for 2022; and thereafter $5,476.

(ii)	Related to the acquisition of franchised restaurants (Brazil, Peru, Chile, Argentina and Colombia) and non-controlling interests in subsidiaries (Ecuador and Chile).